Income Taxes	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

Note 9 Income Taxes

Income Tax Expense

For the fiscal year ended December 31, 2021, the reconciliation between the income tax benefit computed by applying the statutory U.S. federal income tax rate to the pre-tax loss before income taxes, and total income tax expense recognized in the financial statements is the change in the valuation allowance. For the fiscal year ended December 31, 2021, and 2020, the Company did not recognize any current income tax expense or benefit due to a full valuation allowance on its deferred income tax assets.

NOL Carryforwards and Other Matters

The Company files income tax returns in the U.S. federal jurisdiction and the state of Colorado. The Company’s federal and state tax years for the 2018 fiscal year and forward are subject to examination by taxing authorities.

The Company did not have any unrecognized tax benefits as of December 31, 2021, and 2020. The Company’s policy is to account for any interest expense and penalties for unrecognized tax benefits as part of the income tax provision. The Company does not anticipate that unrecognized tax benefits will significantly increase or decrease within the next twelve months.

Note 9 Income Taxes

Income Tax Expense

For the fiscal year ended March 31, 2021, the reconciliation between the income tax benefit computed by applying the statutory U.S. federal income tax rate to the pre-tax loss before income taxes, and total income tax expense recognized in the financial statements is the change in the valuation allowance. For the fiscal year ended March 31, 2021 and 2020, the Company did not recognize any current income tax expense or benefit due to a full valuation allowance on its deferred income tax assets.

Deferred Income Tax Assets

As of March 31, 2021 and 2020, the income tax effects of temporary differences that give rise to significant deferred income tax assets and liabilities are as follows (in thousands):

	March 31, 2021	March 31, 2020

Deferred income tax assets:
Net operating loss carryforwards	-	475,902
Other	-	(5,359)
Total deferred income tax assets	-	470,543
Valuation allowance for deferred income tax assets	-	(470,543)
Net deferred income tax assets	-	-

For the fiscal years ended March 31, 2021 and 2020, the valuation allowance increased primarily as a result of the increase in net operating losses. In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.

NOL Carryforwards and Other Matters

The Company files income tax returns in the U.S. federal jurisdiction and the state of Colorado. The Company’s federal and state tax years for the 2018 fiscal year and forward are subject to examination by taxing authorities.

The Company did not have any unrecognized tax benefits as of March 31, 2021 and 2020. The Company’s policy is to account for any interest expense and penalties for unrecognized tax benefits as part of the income tax provision. The Company does not anticipate that unrecognized tax benefits will significantly increase or decrease within the next twelve months.